SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 17, 2022	Feb. 14, 2022	May 19, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period					8.00%
Preferred Stock Description				Company entered a Securities Purchase Agreement with GHS whereby GHS agreed to purchase, Two Hundred and Fifty Thousand Dollars ($250,000) of the Company’s Series B Convertible Preferred Stock in exchange for Two Hundred and Fifty (250) shares of Series B Convertible Preferred Stock.
Stage It Corp [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Loans Receivable						$ 700,922
Proceeds from Loans						$ 250,000
Debt Instrument, Interest Rate During Period						15.00%
Prepaid Advances Amount						$ 35,000
Stage It Corp [Member] | Forecast [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Sale of Stock, Consideration Received on Transaction		$ 10,000,000
Cash		1,500,000
Stage It Corp [Member] | Restricted Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 8,500,000
Stage It Corp [Member] | Revenue Factoring Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Other Debt						$ 415,922
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 1,414,000
Stock Issued During Period, Shares, Other			15,229,816
Subsequent Event [Member] | Stage It Corp [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Sale of Stock, Consideration Received on Transaction		$ 10,000,000
Cash		1,500,000
Subsequent Event [Member] | Stage It Corp [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 8,500,000